Note 4 - Acquisition-Related Items (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 28, 2012	Dec. 31, 2012
Equity Method Investment, Ownership Percentage	29.50%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, Net of Tax (in Dollars)	$ 2,553	$ (2,553)